GENERAL INFORMATION (Details) - Schedule of consolidated financial statements		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Latam Travel Chile S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		96.518.860-6
Company		Latam Travel Chile S.A. and Subsidiary
Country of origin		Chile
Functional Currency		US$
Direct			99.99%	99.99%
Indirect			0.01%	0.01%
Total			100.00%	100.00%
Lan Pax Group S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	[1]	96.969.680-0
Company		Lan Pax Group S.A. and Subsidiaries
Country of origin		Chile
Functional Currency		US$
Direct		99.8361%	99.8361%	99.8361%
Indirect		0.1639%	0.1639%	0.1639%
Total		100.00%	100.00%	100.00%
Latam Airlines Perú S.A.[Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		Foreign
Company		Latam Airlines Per S.A.
Country of origin		Peru
Functional Currency		US$
Direct		49.00%	49.00%	49.00%
Indirect		21.00%	21.00%	21.00%
Total		70.00%	70.00%	70.00%
Lan Cargo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		93.383.000-4
Company		Lan Cargo S.A.
Country of origin		Chile
Functional Currency		US$
Direct		99.894%	99.894%	99.894%
Indirect		0.0041%	0.0041%	0.0041%
Total		99.8981%	99.8981%	99.8981%
Connecta Corporation [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		Foreign
Company		Connecta Corporation
Country of origin		U.S.A.
Functional Currency		US$
Direct		100.00%	0.00%	0.00%
Indirect		0.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Prime Airport Services Inc. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		Foreign
Company		Prime Airport Services Inc. and Subsidiary
Country of origin		U.S.A.
Functional Currency		US$
Direct		99.9714%	0.00%	0.00%
Indirect		0.0286%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Transporte Aéreo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		96.951.280-7
Company		Transporte Areo S.A.
Country of origin		Chile
Functional Currency		US$
Direct		99.9999%	0.00%	0.00%
Indirect		0.0001%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Fast Air Almacenes de Carga S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		96.631.520-2
Company		Fast Air Almacenes de Carga S.A.
Country of origin		Chile
Functional Currency		CLP
Direct		99.89%	0.00%	0.00%
Indirect		0.11%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Laser Cargo S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		Foreign
Company		Laser Cargo S.R.L.
Country of origin		Argentina
Functional Currency		ARS
Direct		96.2208%	0.00%	0.00%
Indirect		3.7792%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Lan Cargo Overseas Limited and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	[1]	Foreign
Company		Lan Cargo Overseas Limited and Subsidiaries
Country of origin		Bahamas
Functional Currency		US$
Direct		99.98%	0.00%	0.00%
Indirect		0.02%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Lan Cargo Inversiones S.A. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		96.969.690-8
Company		Lan Cargo Inversiones S.A. and Subsidiary
Country of origin		Chile
Functional Currency		US$
Direct		99.00%	0.00%	0.00%
Indirect		1.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	[1]	96.575.810-0
Company		Inversiones Lan S.A. and Subsidiaries
Country of origin		Chile
Functional Currency		US$
Direct		99.71%	99.71%	99.71%
Indirect		0.29%	0.29%	0.29%
Total		100.00%	100.00%	100.00%
Technical Trainning LATAM S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		96.847.880-K
Company		Technical Trainning LATAM S.A.
Country of origin		Chile
Functional Currency		CLP
Direct		99.83%	99.83%	99.83%
Indirect		0.17%	0.17%	0.17%
Total		100.00%	100.00%	100.00%
Latam Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		Foreign
Company		Latam Finance Limited
Country of origin		Cayman Island
Functional Currency		US$
Direct		100.00%	100.00%	100.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	100.00%	100.00%
Peuco Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		Foreign
Company		Peuco Finance Limited
Country of origin		Cayman Island
Functional Currency		US$
Direct		100.00%	100.00%	100.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	100.00%	100.00%
Profesional Airline Services INC. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		Foreign
Company		Profesional Airline Services INC.
Country of origin		U.S.A.
Functional Currency		US$
Direct		100.00%	100.00%	100.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	100.00%	100.00%
Jarletul S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.		Foreign
Company		Jarletul S.A.
Country of origin		Uruguay
Functional Currency		US$
Direct		99.00%	99.00%	99.00%
Indirect		1.00%	1.00%	1.00%
Total		100.00%	100.00%	100.00%
TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	[1],[2]	Foreign
Company	[2]	TAM S.A. and Subsidiaries (*)
Country of origin	[2]	Brazil
Functional Currency	[2]	BRL
Direct	[2]	63.0901%	63.0901%	63.0901%
Indirect	[2]	36.9099%	36.9099%	36.9099%
Total	[2]	100.00%	100.00%	100.00%

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.
[2]	As of December 31, 2019, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.